Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
5.	RELATED PARTY TRANSACTIONS

Name of Related Parties	Relationship with the Company
Zhida Hong	President, CEO, and a director of the Company
Zhongpeng Chen	A legal representative of HPF, became not a related party when HPF was disposed of in November, 2020
Bihua Yang	A legal representative of XKJ
Dewu Huang	A legal representative of DT
Jinlong Huang	A spouse of legal representative of HSW

The Company leases Shenzhen XKJ office rent-free from Bihua Yang.

In September, the Company disposed of $114,229 aged inventories in HSW to Mr. Jinlong Huang at cost with no gain or loss recognized.

The Company had the following related party balances as of December 31, 2020 and March 31, 2020:

Related parties borrowings	December 31, 2020	March 31, 2020
Zhida Hong	$5,698,498	$5,043,489
Bihua Yang	244,094	-
Dewu Huang	379,253	81,287
Zhongpeng Chen	-	160,427
Jinlong Huang	127,060	144,237
	$6,448,905	$5,429,440

The borrowing balances with related parties are unsecured, non-interest bearing and repayable on demand.

6.	RELATED PARTY TRANSACTIONS

Name of Related Parties	Relationship with the Company
Zhida Hong	President, CEO, and a director of the Company
Zhongpeng Chen	A legal representative of HPF
Bihua Yang	A legal representative of XKJ
Dewu Huang	A legal representative of DT
Jinlong Huang	A spouse of legal representative of HSW

The Company leases Shenzhen XKJ office rent-free from Bihua Yang.

The Company had the following related party debt at the end of the years:

Related party debt	2020	2019
Zhida Hong	$5,043,489	$3,989,382
Zhongpeng Chen	160,427	169,235
Dewu Huang	81,287	-
Jinlong Huang	144,237	45,513
	$5,429,440	$4,204,130

 The balances of related party debts are unsecured, non-interest bearing and repayable on demand.